Consolidating Financial Statements (details) - Consolidating Statement of Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidating Statement of Comprehensive Income
Net income	$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	$ 3,014	$ 3,439	$ 3,692
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									(883)	(1,020)	976
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income									21	(14)	2
Net changes in benefit plan assets and obligations									16	66	(494)
Net changes in unrealized foreign currency translation									(41)	(461)	(289)
Other comprehensive income (loss) before income taxes									(887)	(1,429)	195
Income tax expense (benefit)									(289)	(392)	125
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									(598)	(1,037)	70
Other comprehensive income (loss), net of taxes									(598)	(1,037)	70
Comprehensive income									2,416	2,402	3,762
TPC [Member]
Consolidating Statement of Comprehensive Income
Net income									2,184	2,666	2,780
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									(696)	(610)	681
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income									11	(12)	9
Net changes in benefit plan assets and obligations									25	2	(15)
Net changes in unrealized foreign currency translation									73	(306)	(173)
Other comprehensive income (loss) before income taxes									(587)	(926)	502
Income tax expense (benefit)									(222)	(257)	207
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									(365)	(669)	295
Other comprehensive income (loss), net of taxes									(365)	(669)	295
Comprehensive income									1,819	1,997	3,075
Other Subsidiaries [Member]
Consolidating Statement of Comprehensive Income
Net income									970	998	1,124
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									(198)	(407)	289
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income									10	(2)	(7)
Net changes in benefit plan assets and obligations									11		(8)
Net changes in unrealized foreign currency translation									(114)	(155)	(116)
Other comprehensive income (loss) before income taxes									(291)	(564)	158
Income tax expense (benefit)									(66)	(156)	81
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									(225)	(408)	77
Other comprehensive income (loss), net of taxes									(225)	(408)	77
Comprehensive income									745	590	1,201
Travelers [Member]
Consolidating Statement of Comprehensive Income
Net income									3,014	3,439	3,692
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									11	(3)	6
Net changes in benefit plan assets and obligations									(20)	64	(471)
Other comprehensive income (loss) before income taxes									(9)	61	(465)
Income tax expense (benefit)									(1)	21	(163)
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									(8)	40	(302)
Other comprehensive income (loss) of subsidiaries									(590)	(1,077)	372
Other comprehensive income (loss), net of taxes									(598)	(1,037)	70
Comprehensive income									2,416	2,402	3,762
Eliminations [Member]
Consolidating Statement of Comprehensive Income
Net income									(3,154)	(3,664)	(3,904)
Other comprehensive income (loss) of subsidiaries									590	1,077	(372)
Other comprehensive income (loss), net of taxes									590	1,077	(372)
Comprehensive income									$ (2,564)	$ (2,587)	$ (4,276)